Goodwill - Reconciliation of Goodwill by Group Segment (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	€ 16,519	€ 17,044
Additions	1,152	297
Disposals	0	(353)
Write-offs	0	(416)
Transfers	(5)	(50)
Exchange rate impact	805	(3)
Ending balance	18,471	16,519
Telefónica Spain | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,291	4,299
Additions	0	0
Disposals	0	(8)
Write-offs	0	0
Transfers	0	0
Exchange rate impact	0	0
Ending balance	4,291	4,291
Telefónica Brazil | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,278	6,258
Additions	695	0
Disposals	0	(36)
Write-offs	0	0
Transfers	0	0
Exchange rate impact	779	56
Ending balance	7,752	6,278
Telefónica Germany | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,386	4,558
Additions	0	0
Disposals	0	(172)
Write-offs	0	0
Transfers	0	0
Exchange rate impact	0	0
Ending balance	4,386	4,386
Telefónica Hispam | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,166	1,778
Additions	0	0
Disposals	0	(137)
Write-offs	0	(393)
Transfers	0	(13)
Exchange rate impact	49	(69)
Ending balance	1,215	1,166
Others | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	398	151
Additions	457	297
Disposals	0	0
Write-offs	0	(23)
Transfers	(5)	(37)
Exchange rate impact	(23)	10
Ending balance	€ 827	€ 398